UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	08/31/16

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Conservative Allocation Fund

ANNUAL REPORT August 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Conservative Allocation Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Conservative Allocation Fund, covering the 12-month period from September 1, 2015 through August 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite tumultuous swings in market sentiment stemming from global economic developments, stocks and bonds generally produced strong returns over the reporting period. During the fall of 2015, investors reacted cautiously to sluggish global economic growth, plummeting commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp declines in equities in January 2016, but investor sentiment soon improved when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices rebounded. Stocks mostly rallied over the ensuing months, driving several broad measures of stock market performance to new record highs. In the bond market, aggressively accommodative monetary policies and robust investor demand for current income sent yields of high-quality sovereign bonds lower and their prices higher.

Recently we have seen evidence that investors may be shifting their focus away from macroeconomic influences and toward underlying company and industry fundamentals. This development—along with wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets—suggests that selectivity may be a more important determinant of investment success over the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
September 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from September 1, 2015 through August 31, 2016, as provided by Keith L. Stransky, CFA, Senior Portfolio Manager

Market and Fund Performance Overview

For the 12-month period ended August 31, 2016, Dreyfus Conservative Allocation Fund produced a total return of 5.82%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index, produced a total return of 12.53% for the same period.2 The fund utilizes a customized global blended index composed of 40% MSCI World Index and 60% Bloomberg Barclays Global Aggregate Bond Index, which returned 8.18% for the same period. Previously, the fund utilized a customized blended index composed of 40% Standard & Poor’s 500® Composite Stock Price Index and 60% Bloomberg Barclays U.S. Aggregate Bond Index, which returned 8.77% for the same period.3

Stocks and bonds posted relatively strong returns over the reporting period despite global economic concerns. Equities were slightly above the 40% target, due to the 60% bond target being too high for the fund, given how far interest rates have dropped. The fund lagged its global blended index, mainly due to underweighted exposure to more income-oriented market sectors among its underlying equity funds.

As of August 24, 2016, the fund’s benchmarks, the Barclays Global Aggregate Bond Index and the Barclays U.S. Aggregate Bond Index, were renamed the Bloomberg Barclays Global Aggregate Bond Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed-income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed-income securities, including U.S. large-, mid- and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed-income securities.

The fund’s portfolio manager selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The fund may invest in a variety of underlying equity and fixed-income funds identified by the portfolio manager. The underlying fund options are subject to change at any given time by the fund’s board of directors.

Stocks and Bonds Advanced Amid Global Headwinds

Stocks generally proved volatile over the final months of 2015 as investors grew more averse to risks in light of persistently sluggish growth in Europe, Japan, and other international markets. In January 2016, equity markets suffered severe declines due to disappointing economic data in China, plunging commodity prices, and worries that higher short-term interest rates from the Federal Reserve Board (the “Fed”) might weigh on the U.S. economic recovery. The markets changed direction in mid-February, as investors responded positively to relatively strong U.S. economic data and better-than-expected corporate earnings. The market rally continued through the spring when the Fed refrained from implementing additional rate hikes, commodity prices rebounded, and foreign currencies strengthened against the U.S. dollar. Although a referendum in the United Kingdom to leave the European Union introduced renewed market turmoil in late June, equity markets bounced back quickly, enabling some broad measures of stock market performance to reach record highs in July and August.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Concerns about global economic conditions also influenced the bond market. Global investors flocked to traditional safe havens, sending yields of high-quality sovereign bonds lower. Demand for high-quality U.S. government securities was especially robust from global investors seeking more competitive yields than were available in overseas markets, driving yields of U.S. Treasury securities to historical lows in July.

Defensive Sectors Led Stock Market’s Advance

Although overweighted exposure to U.S. stocks helped support the fund’s relative results, investors focused mainly on traditionally defensive and higher-yielding industry groups. This development constrained relative results from most of the fund’s underlying U.S. equity investments, whose more growth-oriented holdings generally fell out of favor. Indeed, among U.S. large-cap funds, only the conservatively positioned Dreyfus U.S. Equity Fund outperformed its benchmark.

The fund’s underlying investments in international stocks generally fared well compared to international market averages. Most notably, International Stock Fund favored the materials sector and generally avoided troubled financial companies. Emerging markets equities also gained value in the spring rally, but an underweighted position in the asset class limited the fund’s participation in the advance.

Finally, the fund’s underlying fixed-income investments generally trailed market averages. Dreyfus Short Duration Bond Fund struggled with relatively heavy exposure to short-term corporate securities, and Dreyfus Emerging Markets Debt Local Currency Fund was hurt by weakness in its holdings of quasi-sovereign debt securities.

Maintaining a Cautious Posture

As of the reporting period’s end, we have maintained a generally cautious investment posture in anticipation of continued volatility in the financial markets. Economic instability in China and Europe seems likely to persist, as does the choppy U.S. economic recovery. In addition, yields of high-quality sovereign bonds already have fallen to historical lows, and yield differences have narrowed along the bond market’s credit-quality spectrum. Therefore, due to lower interest rates, we recently have maintained a slightly higher exposure to equities compared to the fund’s allocation benchmark.

September 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2 Source: Lipper Inc. – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

3 Source: FactSet – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed-income markets. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Conservative Allocation Fund with the Standard & Poor’s 500 Composite Stock Price Index, the Customized Blended Index and the Customized Global Blended Index

Average Annual Total Returns as of 8/31/16
	Inception Date	1 Year	5 Years	From Inception
Fund	10/1/09	5.82%	5.31%	5.92%
Standard & Poor's 500 Composite Stock Price Index	9/30/09	12.53%	14.67%	13.33%†††
Customized Blended Index	9/30/09	8.77%	7.88%	7.99%†††
Customized Global Blended Index	9/30/09	8.18%	4.59%	5.15%†††

† Source: Lipper Inc.

†† Source: Factset

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Dreyfus Conservative Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in three different indices: (1) the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) (2) the Customized Global Blended Index (new blended index) and (3) the Customized Blended Index (previous blended index). The Customized Global Blended Index and Customized Blended Index are calculated on a year-to-date basis and rebalanced monthly. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance. The Customized Global Blended Index is composed of the MSCI World Index, 40% and the Bloomberg Barclays Global Aggregate Bond Index (the “Bloomberg Barclays Index”), 60%. The Bloomberg Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. The MSCI World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The Bloomberg Barclays Index provides a broad-based measure of the global investment-grade fixed-income markets. Previously, the fund utilized a Customized Blended Index composed of 40% Standard & Poor’s 500 Composite Stock Price Index and 60% Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years.

Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

††† For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from March 1, 2016 to August 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2016

Expenses paid per $1,000†	$1.73
Ending value (after expenses)	$1,083.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2016

Expenses paid per $1,000†	$1.68
Ending value (after expenses)	$1,023.48

† Expenses are equal to the fund’s annualized expense ratio of .33%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

August 31, 2016

Registered Investment Companies - 100.1%	Shares		Value ($)
Domestic Equity - 36.0%
Dreyfus Appreciation Fund, Cl. Y	48,536	[a]	1,870,576
Dreyfus Disciplined Stock Fund	37,085	[a]	1,231,949
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	20,389	[a]	646,742
Dreyfus Research Growth Fund, Cl. Y	169,933	[a]	2,448,739
Dreyfus Smallcap Stock Index Fund, Investor Shares	24,993	[a]	717,063
Dreyfus Strategic Value Fund, Cl. Y	52,262	[a]	1,889,778
Dreyfus Structured Midcap Fund, Cl. Y	24,112	[a]	675,608
Dreyfus U.S. Equity Fund, Cl. Y	92,810	[a]	1,696,577
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	39,948	[a]	683,511
			11,860,543
Domestic Fixed Income - 47.8%
Dreyfus Bond Market Index Fund, BASIC Shares	327,347	[a]	3,505,885
Dreyfus High Yield Fund, Cl. I	320,969	[a]	1,986,797
Dreyfus Intermediate Term Income Fund, Cl. Y	453,099	[a]	6,243,702
Dreyfus Ultra Short Income Fund, Institutional Shares	402,438	[a]	4,048,530
			15,784,914
Foreign Equity - 7.2%
Dreyfus Emerging Markets Fund, Cl. Y	31,334	[a]	283,259
Dreyfus Global Real Estate Securities Fund, Cl. Y	32,209	[a]	310,169
Dreyfus International Equity Fund, Cl. Y	14,332	[a]	474,668
Dreyfus International Stock Index Fund, Investor Shares	28,644	[a]	433,957
Dreyfus/Newton International Equity Fund, Cl. Y	26,518	[a]	491,122
International Stock Fund, Cl. Y	24,038	[a]	372,114
			2,365,289
Foreign Fixed Income - 9.1%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	109,750	[a,b]	1,277,487
Dreyfus International Bond Fund, Cl. Y	107,643	[a]	1,726,600
			3,004,087
Total Investments (cost $31,440,972)	100.1%		33,014,833
Liabilities, Less Cash and Receivables	(.1%)		(32,056)
Net Assets	100.0%		32,982,777

aInvestment in affiliated mutual fund.
bNon-income producing security.

7

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	83.8
Mutual Funds: Foreign	16.3
100.1

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016

	Cost	Value
	Assets ($):
Investments in affliated issuers—See Statement of Investments	31,440,972	33,014,833
	Cash	17,625
	Prepaid expenses	12,793
		33,045,251
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 3(b)	10,549
	Payable for shares of Common Stock redeemed	5,000
	Accrued expenses	46,925
		62,474
	Net Assets ($)	32,982,777
	Composition of Net Assets ($):
	Paid-in capital	30,207,840
	Accumulated undistributed investment income—net	248,403
	Accumulated net realized gain (loss) on investments	952,673
	Accumulated net unrealized appreciation (depreciation) on investments	1,573,861
	Net Assets ($)	32,982,777
	Shares Outstanding
	(100 million shares of $.001 par value Common Stock authorized)	2,138,960
	Net Asset Value Per Share ($)	15.42

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Year Ended August 31, 2016

Investment Income ($):
Income:
Cash dividends from affiliated issuers	644,722
Expenses:
Shareholder servicing costs—Note 3(b)	100,034
Professional fees	44,710
Registration fees	18,280
Prospectus and shareholders’ reports	12,394
Custodian fees—Note 3(b)	4,216
Directors’ fees and expenses—Note 3(c)	2,303
Loan commitment fees—Note 2	458
Miscellaneous	14,076
Total Expenses	196,471
Less—reduction in expenses due to undertaking—Note 3(a)	(83,953)
Less—reduction in shareholder servicing costs due to undertaking—Note 3(b)	(2,790)
Less—reduction in fees due to earnings credits—Note 3(b)	(326)
Net Expenses	109,402
Investment Income—Net	535,320
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(411,113)
Capital gain distributions from affiliated issuers	1,609,019
Net Realized Gain (Loss)	1,197,906
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	90,341
Net Realized and Unrealized Gain (Loss) on Investments	1,288,247
Net Increase in Net Assets Resulting from Operations	1,823,567

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2016	2015
Operations ($):
Investment income—net	535,320	699,490
Net realized gain (loss) on investments	1,197,906	924,974
Net unrealized appreciation (depreciation) on investments	90,341	(2,666,776)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,823,567	(1,042,312)
Dividends to Shareholders from ($):
Investment income—net	(670,058)	(845,104)
Net realized gain on investments	(704,655)	(540,964)
Total Dividends	(1,374,713)	(1,386,068)
Capital Stock Transactions ($):
Net proceeds from shares sold	1,809,785	4,267,066
Dividends reinvested	1,353,490	1,362,145
Cost of shares redeemed	(4,672,053)	(8,525,484)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(1,508,778)	(2,896,273)
Total Increase (Decrease) in Net Assets	(1,059,924)	(5,324,653)
Net Assets ($):
Beginning of Period	34,042,701	39,367,354
End of Period	32,982,777	34,042,701
Undistributed investment income—net	248,403	340,750
Capital Share Transactions (Shares):
Shares sold	120,990	267,069
Shares issued for dividends reinvested	92,896	87,824
Shares redeemed	(313,646)	(542,059)
Net Increase (Decrease) in Shares Outstanding	(99,760)	(187,166)

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended August 31,
	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	15.21	16.23	14.87	14.52	13.91
Investment Operations:
Investment income—net[a]	.24	.29	.26	.30	.23
Net realized and unrealized gain (loss) on investments	.60	(.75)	1.53	.45	.71
Total from Investment Operations	.84	(.46)	1.79	.75	.94
Distributions:
Dividends from investment income—net	(.31)	(.34)	(.29)	(.29)	(.26)
Dividends from net realized gain on investments	(.32)	(.22)	(.14)	(.11)	(.07)
Total Distributions	(.63)	(.56)	(.43)	(.40)	(.33)
Net asset value, end of period	15.42	15.21	16.23	14.87	14.52
Total Return (%)	5.82	(2.94)	12.13	5.19	6.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.60	.54	.59	.68	.84
Ratio of net expenses to average net assets[b]	.33	.32	.22	.31	.71
Ratio of net investment income to average net assets[b]	1.62	1.84	1.65	1.99	1.64
Portfolio Turnover Rate	11.05	16.34	20.38	37.15	25.89
Net Assets, end of period ($ x 1,000)	32,983	34,043	39,367	28,116	20,810

a Based on average shares outstanding.
b Amounts do not include the expenses of the underlying funds.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

13

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	33,014,833	-	-	33,014,833

† See Statement of Investments for additional detailed categorizations.

At August 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and

14

amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2016 were as follows:

Affiliated Investment Company	Value 8/31/2015 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Appreciation Fund, Cl. Y	1,851,158	668,633	243,593	(60,502)
Dreyfus Bond Market Index Fund, BASIC Shares	3,619,479	246,561	453,524	(2,284)
Dreyfus Disciplined Stock Fund	1,208,684	188,410	147,042	(14,856)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	1,359,048	74,308	234,734	(75,597)
Dreyfus Emerging Markets Fund, Cl. Y	273,057	22,810	48,718	(11,030)
Dreyfus Global Real Estate Securities Fund, Cl. Y	325,345	47,486	97,437	4,065
Dreyfus High Yield Fund, Cl. I	2,072,126	204,747	270,166	(35,936)
Dreyfus Intermediate Term Income Fund, Cl. Y	6,546,252	480,246	835,300	(40,717)
Dreyfus International Bond Fund, Cl. Y	1,767,291	140,284	242,263	(24,975)
Dreyfus International Equity Fund, Cl. Y	530,964	26,702	67,320	(8,379)
Dreyfus International Stock Index Fund, Investor Shares	483,568	31,423	68,649	(7,010)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	683,084	139,780	88,579	(23,857)
Dreyfus Research Growth Fund, Cl. Y	2,441,010	222,321	290,982	(3,159)
Dreyfus Smallcap Stock Index Fund, Investor Shares	692,825	95,750	83,707	(8,377)
Dreyfus Strategic Value Fund, Cl. Y	1,902,020	335,181	235,177	(30,502)
Dreyfus Structured Midcap Fund, Cl. Y	690,800	86,443	84,593	(6,445)

15

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated Investment Company	Value 8/31/2015 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus U.S. Equity Fund, Cl. Y	1,627,774	304,182	208,161	(21,535)
Dreyfus Ultra Short Income Fund, Institutional Shares††	4,403,464	219,070	510,215	(21,646)
Dreyfus/Newton International Equity Fund, Cl. Y	561,326	32,380	82,822	(8,166)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	701,065	67,932	84,150	(8,173)
International Stock Fund, Cl. Y	368,276	21,291	51,819	(2,032)
Total	34,108,616	3,655,940	4,428,951	(411,113)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 8/31/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Appreciation Fund, Cl. Y	(345,120)	1,870,576	5.7	591,375
Dreyfus Bond Market Index Fund, BASIC Shares	95,653	3,505,885	10.6	102,991
Dreyfus Disciplined Stock Fund	(3,247)	1,231,949	3.8	141,862
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	154,462	1,277,487	3.9	-
Dreyfus Emerging Markets Fund, Cl. Y	47,140	283,259.9		7,387
Dreyfus Global Real Estate Securities Fund, Cl. Y	30,710	310,169.9		16,641
Dreyfus High Yield Fund, Cl. I	16,026	1,986,797	6.0	119,221
Dreyfus Intermediate Term Income Fund, Cl. Y	93,221	6,243,702	18.9	215,819
Dreyfus International Bond Fund, Cl. Y	86,263	1,726,600	5.2	63,592
Dreyfus International Equity Fund, Cl. Y	(7,299)	474,668	1.5	5,390
Dreyfus International Stock Index Fund, Investor Shares	(5,375)	433,957	1.3	9,691

16

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 8/31/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	(63,686)	646,742	2.0	111,739
Dreyfus Research Growth Fund, Cl. Y	79,549	2,448,739	7.4	130,205
Dreyfus Smallcap Stock Index Fund, Investor Shares	20,572	717,063	2.2	69,251
Dreyfus Strategic Value Fund, Cl. Y	(81,744)	1,889,778	5.7	260,732
Dreyfus Structured Midcap Fund, Cl. Y	(10,597)	675,608	2.0	59,664
Dreyfus U.S. Equity Fund, Cl. Y	(5,683)	1,696,577	5.1	238,285
Dreyfus Ultra Short Income Fund, Institutional Shares††	(42,143)	4,048,530	12.3	57,554
Dreyfus/Newton International Equity Fund, Cl. Y	(11,596)	491,122	1.5	6,162
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	6,837	683,511	2.1	41,293
International Stock Fund, Cl. Y	36,398	372,114	1.1	4,887
Total	90,341	33,014,833	100.1	2,253,741

† Includes reinvested dividends/distributions.
†† Formerly Dreyfus Short Duration Bond Fund, Cl. Y.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

17

NOTES TO FINANCIAL STATEMENTS (continued)

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four–year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $248,403, undistributed capital gains $1,342,018 and unrealized appreciation $1,184,516.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2016 and August 31, 2015 were as follows: ordinary income $675,532 and $905,048, and long-term capital gains $699,181 and $481,020, respectively.

During the period ended August 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings and dividend reclassification, the fund increased accumulated undistributed investment income-net by $42,391 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2016, the fund did not borrow under the Facilities.

18

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values. Dreyfus has contractually agreed, from September 1, 2015 through January 1, 2017 to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .93% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $83,953 during the period ended August 31, 2016.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended August 31, 2016, the fund was charged $82,508 pursuant to the Shareholder Services Plan of which $2,790 was waived due to the fund's investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2016, the fund was charged $11,702 for transfer agency services and $945 for cash

19

NOTES TO FINANCIAL STATEMENTS (continued)

management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $326.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2016, the fund was charged $4,216 pursuant to the custody agreement.

During the period ended August 31, 2016, the fund was charged $7,974 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $6,998, custodian fees $1,905, Chief Compliance Officer fees $5,132 and transfer agency fees $1,799, which are offset against an expense reimbursement currently in effect in the amount of $5,285.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2016, amounted to $3,655,940 and $4,428,951, respectively.

At August 31, 2016, the cost of investments for federal income tax purposes was $31,830,317; accordingly, accumulated net unrealized appreciation on investments was $1,184,516, consisting of $2,246,808 gross unrealized appreciation and $1,062,292 gross unrealized depreciation.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Conservative Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Conservative Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Conservative Allocation Fund at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 27, 2016

21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 95.84% of the ordinary dividends paid during the fiscal year ended August 31, 2016 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $602,710 represents the maximum amount that may be considered qualified dividend income. The fund also hereby reports $.0025 per share as a short-term capital gain distribution and $.3193 per share as a long-term capital gain distribution paid on December 31, 2015. Shareholders will receive notification in early 2017 of the percentage applicable to the preparation of their 2016 income tax returns.

22

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 136

———————

Joni Evans (74)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 24

———————

Ehud Houminer (76)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

Hans C. Mautner (78)

Board Member (1984)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1978-present)

No. of Portfolios for which Board Member Serves: 24

———————

23

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (52)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 108

———————

Burton N. Wallack (65)

Board Member (2006)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 24

———————

Benaree Pratt Wiley (70)

Board Member (1984)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 87

———————

24

INTERESTED BOARD MEMBER

Gordon J. Davis (75)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 59

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member
William Hodding Carter III, Emeritus Board Member

25

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 136 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

26

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 161 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 156 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

27

NOTES

28

NOTES

29

For More Information

Dreyfus Conservative Allocation Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	SCALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6268AR0816

Dreyfus Growth Allocation Fund

ANNUAL REPORT August 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus Growth Allocation Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Growth Allocation Fund, covering the 12-month period from September 1, 2015 through August 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite tumultuous swings in market sentiment stemming from global economic developments, stocks and bonds generally produced strong returns over the reporting period. During the fall of 2015, investors reacted cautiously to sluggish global economic growth, plummeting commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp declines in equities in January 2016, but investor sentiment soon improved when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices rebounded. Stocks mostly rallied over the ensuing months, driving several broad measures of stock market performance to new record highs. In the bond market, aggressively accommodative monetary policies and robust investor demand for current income sent yields of high-quality sovereign bonds lower and their prices higher.

Recently we have seen evidence that investors may be shifting their focus away from macroeconomic influences and toward underlying company and industry fundamentals. This development—along with wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets—suggests that selectivity may be a more important determinant of investment success over the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
September 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from September 1, 2015 through August 31, 2016, as provided by Keith L. Stransky, CFA, Senior Portfolio Manager

Market and Fund Performance Overview

For the 12-month period ended August 31, 2016, Dreyfus Growth Allocation Fund produced a total return of 6.35%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index, produced a total return of 12.53% for the same period.2 The fund utilizes a customized global blended index composed of 80% MSCI World Index and 20% Bloomberg Barclays Global Aggregate Bond Index, which returned 7.26% for the same period. Previously, the fund utilized a customized blended index composed of 80% Standard & Poor’s 500® Composite Stock Price Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index, which returned 11.46% for the same period.3

Stocks and bonds posted relatively strong returns over the reporting period despite global economic concerns. The fund lagged its global blended index, mainly due to underweighted exposure to more income-oriented market sectors among its underlying equity funds.

As of August 24 2016, the fund’s benchmarks, the Barclays Global Aggregate Bond Index and the Barclays U.S. Aggregate Bond Index, were renamed the Bloomberg Barclays Global Aggregate Bond Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed-income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed-income securities, including U.S. large-, mid-, and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed-income securities.

The fund’s portfolio manager selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. The fund may invest in a variety of underlying equity and fixed-income funds identified by the portfolio manager. The underlying fund options are subject to change at any given time by the fund’s board of directors.

Stocks and Bonds Advanced Amid Global Headwinds

Stocks generally proved volatile over the final months of 2015 as investors grew more averse to risks in light of persistently sluggish growth in Europe, Japan, and other international markets. In January 2016, equity markets suffered severe declines due to disappointing economic data in China, plunging commodity prices, and worries that higher short-term interest rates from the Federal Reserve Board (the “Fed”) might weigh on the U.S. economic recovery. The markets changed direction in mid-February, as investors responded positively to relatively strong U.S. economic data and better-than-expected corporate earnings. The market rally continued through the spring when the Fed refrained from implementing additional rate hikes, commodity prices rebounded, and foreign currencies strengthened against the U.S. dollar. Although a referendum in United Kingdom to leave the European Union introduced renewed market turmoil in late June, equity markets bounced back quickly, enabling some broad measures of stock market performance to reach record highs in July and August.

Concerns about global economic conditions also influenced the bond market. Global investors flocked to traditional safe havens, sending yields of high-quality sovereign bonds lower. Demand for high-quality U.S. government securities was especially robust from global investors seeking more competitive yields than were available in overseas markets, driving yields of U.S. Treasury securities to historical lows in July.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Defensive Sectors Led Stock Market’s Advance

Although overweighted exposure to U.S. stocks helped support the fund’s relative results, investors focused mainly on traditionally defensive and higher-yielding industry groups. This development constrained relative results from most of the fund’s underlying U.S. equity investments, whose more growth-oriented holdings generally fell out of favor. Indeed, among U.S. large-cap funds, only the conservatively positioned Dreyfus U.S. Equity Fund outperformed its benchmark.

The fund’s underlying investments in international stocks generally fared well compared to international market averages. Most notably, International Stock Fund favored the materials sector and generally avoided troubled financial companies. Emerging markets equities also gained value in the spring rally, but an underweighted position in the asset class limited the fund’s participation in the advance.

Finally, the fund’s underlying fixed-income investments generally trailed market averages. Dreyfus Short Duration Bond Fund struggled with relatively heavy exposure to short-term corporate securities, and Dreyfus Emerging Markets Debt Local Currency Fund was hurt by weakness in its holdings of quasi-sovereign debt securities.

Maintaining a Cautious Posture

As of the reporting period’s end, we have maintained a generally cautious investment posture in anticipation of continued volatility in the financial markets. Economic instability in China and Europe seems likely to persist, as does the choppy U.S. economic recovery. In addition, yields of high-quality sovereign bonds already have fallen to historical lows, and yield differences have narrowed along the bond market’s credit-quality spectrum. Therefore, we recently have maintained slightly underweighted exposure to equities compared to the fund’s neutral target allocation, and we have continued to favor bonds with less sensitivity to changing interest rates.

September 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2 Source: Lipper Inc. – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

3 Source: FactSet – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed-income markets. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Growth Allocation Fund with the Standard & Poor's 500 Composite Stock Price Index, the Customized Global Blended Index and the Customized Blended Index

Average Annual Total Returns as of 8/31/16
	Inception			From
	Date	1 Year	5 Years	Inception
Fund	10/1/09	6.35%	7.84%	7.93%
Standard & Poor's 500 Composite Stock Price Index	9/30/09	12.53%	14.67%	13.33%†††
Customized Global Blended Index	9/30/09	7.26%	7.91%	7.46%†††
Customized Blended Index	9/30/09	11.46%	12.53%	11.71%†††

† Source: Lipper Inc.

†† Source: Factset

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Dreyfus Growth Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in three different indices: (1) the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and (2) the Customized Global Blended Index (new blended index) and (3) the Customized Blended Index (previous blended index). The Customized Global Blended Index and Customized Blended Index are calculated on a year-to-date basis and rebalanced monthly. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance. The Customized Global Blended Index is composed of the MSCI World Index, 80%, and the Bloomberg Barclays Global Aggregate Bond Index, 20%. The MSCI World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed-income markets. Previously, the fund utilized a Customized Blended Index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years.

Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

††† For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from March 1, 2016 to August 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2016

Expenses paid per $1,000†	$2.48
Ending value (after expenses)	$1,102.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2016

Expenses paid per $1,000†	$2.39
Ending value (after expenses)	$1,022.77

†  Expenses are equal to the fund’s annualized expense ratio of .47%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

August 31, 2016

Registered Investment Companies - 100.2%	Shares		Value ($)
Domestic Equity - 57.5%
Dreyfus Appreciation Fund, Cl. Y	49,390	[a]	1,903,487
Dreyfus Disciplined Stock Fund	37,252	[a]	1,237,521
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	24,067	[a]	763,406
Dreyfus Research Growth Fund, Cl. Y	191,333	[a]	2,757,105
Dreyfus Smallcap Stock Index Fund, Investor Shares	25,203	[a]	723,086
Dreyfus Strategic Value Fund, Cl. Y	50,933	[a]	1,841,732
Dreyfus Structured Midcap Fund, Cl. Y	24,345	[a]	682,140
Dreyfus U.S. Equity Fund, Cl. Y	93,156	[a]	1,702,897
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	40,368	[a]	690,701
			12,302,075
Domestic Fixed Income - 25.6%
Dreyfus Bond Market Index Fund, BASIC Shares	38,256	[a]	409,724
Dreyfus High Yield Fund, Cl. I	63,565	[a]	393,464
Dreyfus Intermediate Term Income Fund, Cl. Y	87,629	[a]	1,207,524
Dreyfus Ultra Short Income Fund, Institutional Shares	343,438	[a]	3,454,982
			5,465,694
Foreign Equity - 14.4%
Dreyfus Emerging Markets Fund, Cl. Y	48,490	[a]	438,353
Dreyfus Global Real Estate Securities Fund, Cl. Y	57,465	[a]	553,384
Dreyfus International Equity Fund, Cl. Y	16,895	[a]	559,559
Dreyfus International Stock Index Fund, Investor Shares	33,801	[a]	512,090
Dreyfus/Newton International Equity Fund, Cl. Y	31,077	[a]	575,550
International Stock Fund, Cl. Y	28,297	[a]	438,034
			3,076,970
Foreign Fixed Income - 2.7%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	21,374	[a,b]	248,787
Dreyfus International Bond Fund, Cl. Y	20,868	[a]	334,727
			583,514
Total Investments (cost $18,969,371)	100.2%		21,428,253
Liabilities, Less Cash and Receivables	(.2%)		(43,402)
Net Assets	100.0%		21,384,851

aInvestment in affiliated mutual fund.
bNon-income producing security.

7

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	83.1
Mutual Funds: Foreign	17.1
100.2

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016

	Cost	Value
	Assets ($):
Investments in affliated issuers—See Statement of Investments	18,969,371	21,428,253
	Cash	1,602
	Receivable for shares of Common Stock subscribed	172
	Prepaid expenses	12,430
		21,442,457
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 3(b)	11,721
	Payable for shares of Common Stock redeemed	1,576
	Accrued expenses	44,309
		57,606
	Net Assets ($)	21,384,851
	Composition of Net Assets ($):
	Paid-in capital	17,574,589
	Accumulated undistributed investment income—net	60,525
	Accumulated net realized gain (loss) on investments	1,290,855
	Accumulated net unrealized appreciation (depreciation) on investments	2,458,882
	Net Assets ($)	21,384,851
	Shares Outstanding
	(100 million shares of $.001 par value Common Stock authorized)	1,224,449
	Net Asset Value Per Share ($)	17.46

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Year Ended August 31, 2016

Investment Income ($):
Income:
Cash dividends from affiliated issuers	308,448
Expenses:
Shareholder servicing costs—Note 3(b)	69,468
Professional fees	44,628
Registration fees	17,855
Prospectus and shareholders’ reports	7,951
Custodian fees—Note 3(b)	3,014
Directors’ fees and expenses—Note 3(c)	1,539
Loan commitment fees—Note 2	268
Miscellaneous	15,365
Total Expenses	160,088
Less—reduction in expenses due to undertaking—Note 3(a)	(53,668)
Less—reduction in shareholder servicing costs due to undertaking—Note 3(b)	(3,015)
Less—reduction in fees due to earnings credits—Note 3(b)	(296)
Net Expenses	103,109
Investment Income—Net	205,339
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(253,465)
Capital gain distributions from affiliated issuers	1,655,065
Net Realized Gain (Loss)	1,401,600
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	(278,104)
Net Realized and Unrealized Gain (Loss) on Investments	1,123,496
Net Increase in Net Assets Resulting from Operations	1,328,835

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2016	2015
Operations ($):
Investment income—net	205,339	276,511
Net realized gain (loss) on investments	1,401,600	1,142,217
Net unrealized appreciation (depreciation) on investments	(278,104)	(2,098,264)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,328,835	(679,536)
Dividends to Shareholders from ($):
Investment income—net	(265,052)	(380,089)
Net realized gain on investments	(759,179)	(826,691)
Total Dividends	(1,024,231)	(1,206,780)
Capital Stock Transactions ($):
Net proceeds from shares sold	1,067,420	2,811,862
Dividends reinvested	1,011,354	1,190,173
Cost of shares redeemed	(3,770,520)	(3,807,098)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(1,691,746)	194,937
Total Increase (Decrease) in Net Assets	(1,387,142)	(1,691,379)
Net Assets ($):
Beginning of Period	22,771,993	24,463,372
End of Period	21,384,851	22,771,993
Undistributed investment income—net	60,525	87,856
Capital Share Transactions (Shares):
Shares sold	63,272	156,884
Shares issued for dividends reinvested	60,962	67,585
Shares redeemed	(223,750)	(211,504)
Net Increase (Decrease) in Shares Outstanding	(99,516)	12,965

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended August 31,
	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.20	18.66	16.37	15.08	14.21
Investment Operations:
Investment income—net[a]	.16	.21	.18	.21	.12
Net realized and unrealized gain (loss) on investments	.89	(.74)	2.56	1.52	1.03
Total from Investment Operations	1.05	(.53)	2.74	1.73	1.15
Distributions:
Dividends from investment income—net	(.20)	(.29)	(.24)	(.20)	(.18)
Dividends from net realized gain on investments	(.59)	(.64)	(.21)	(.24)	(.10)
Total Distributions	(.79)	(.93)	(.45)	(.44)	(.28)
Net asset value, end of period	17.46	17.20	18.66	16.37	15.08
Total Return (%)	6.35	(2.93)	16.87	11.64	8.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.73	.69	.73	.81	1.01
Ratio of net expenses to average net assets[b]	.47	.46	.28	.31	.58
Ratio of net investment income to average net assets[b]	.94	1.14	.99	1.30	.82
Portfolio Turnover Rate	12.62	18.54	27.19	39.25	30.83
Net Assets, end of period ($ x 1,000)	21,385	22,772	24,463	20,912	15,033

a Based on average shares outstanding.
b Amounts do not include the expenses of the underlying funds.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

13

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	21,428,253	-	-	21,428,253

† See Statement of Investments for additional detailed categorizations.

At August 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and

14

amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2016 were as follows:

Affiliated Investment Company	Value 8/31/2015 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Appreciation Fund, Cl. Y	1,959,701	690,233	319,743	(65,991)
Dreyfus Bond Market Index Fund, BASIC Shares	439,429	27,225	68,100	295
Dreyfus Disciplined Stock Fund	1,259,895	189,031	190,826	(16,453)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	278,650	12,740	58,267	(16,886)
Dreyfus Emerging Markets Fund, Cl. Y	446,315	33,493	98,326	(15,722)
Dreyfus Global Real Estate Securities Fund, Cl. Y	623,167	78,767	214,861	25,560
Dreyfus High Yield Fund, Cl. I	427,085	39,166	68,464	(7,599)
Dreyfus Intermediate Term Income Fund, Cl. Y	1,317,055	88,410	207,942	(9,632)
Dreyfus International Bond Fund, Cl. Y	357,090	25,982	60,452	(4,974)
Dreyfus International Equity Fund, CL Y	651,686	28,803	101,604	(11,524)
Dreyfus International Stock Index Fund, Investor Shares	596,531	34,524	103,425	(3,236)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	840,178	166,899	135,472	(34,225)
Dreyfus Research Growth Fund, Cl. Y	2,848,114	243,765	421,711	(3,624)
Dreyfus Smallcap Stock Index Fund, Investor Shares	725,115	96,095	109,616	(5,078)
Dreyfus Strategic Value Fund, Cl. Y	1,926,364	328,294	295,707	(34,666)
Dreyfus Structured Midcap Fund, Cl. Y	724,322	86,524	110,708	(6,111)
Dreyfus U.S. Equity Fund, Cl. Y	1,696,570	306,450	268,759	(8,613)

15

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated Investment Company	Value 8/31/2015 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Ultra Short Income Fund, Institutional Shares††	3,846,910	158,128	494,545	(21,233)
Dreyfus/Newton International Equity Fund, Cl. Y	689,256	34,793	124,547	(7,095)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	735,913	67,424	110,344	(6,972)
International Stock Fund, Cl. Y	452,340	23,106	78,297	314
Total	22,841,686	2,759,852	3,641,716	(253,465)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 8/31/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Appreciation Fund, Cl. Y	(360,713)	1,903,487	8.9	620,247
Dreyfus Bond Market Index Fund, BASIC Shares	10,875	409,724	1.9	12,335
Dreyfus Disciplined Stock Fund	(4,126)	1,237,521	5.8	147,307
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	32,550	248,787	1.2	-
Dreyfus Emerging Markets Fund, Cl. Y	72,593	438,353	2.0	11,994
Dreyfus Global Real Estate Securities Fund, Cl. Y	40,751	553,384	2.6	31,788
Dreyfus High Yield Fund, Cl. I	3,276	393,464	1.8	24,196
Dreyfus Intermediate Term Income Fund, Cl. Y	19,633	1,207,524	5.6	42,943
Dreyfus International Bond Fund, Cl. Y	17,081	334,727	1.6	12,764
Dreyfus International Equity Fund, CL Y	(7,802)	559,559	2.6	6,587
Dreyfus International Stock Index Fund, Investor Shares	(12,304)	512,090	2.4	11,910

16

Affiliated Investment Company	Change in Net Unrealized Appreciation ( Depreciation) ($)	Value 8/31/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	(73,974)	763,406	3.6	137,279
Dreyfus Research Growth Fund, Cl. Y	90,561	2,757,105	12.9	151,557
Dreyfus Smallcap Stock Index Fund, Investor Shares	16,570	723,086	3.4	72,127
Dreyfus Strategic Value Fund, Cl. Y	(82,553)	1,841,732	8.6	263,637
Dreyfus Structured Midcap Fund, Cl. Y	(11,887)	682,140	3.2	62,317
Dreyfus U.S. Equity Fund, Cl. Y	(22,751)	1,702,897	8.0	247,686
Dreyfus Ultra Short Income Fund, Institutional Shares ††	(34,278)	3,454,982	16.2	49,995
Dreyfus/Newton International Equity Fund, Cl. Y	(16,857)	575,550	2.7	7,561
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	4,680	690,701	3.2	43,297
International Stock Fund, Cl. Y	40,571	438,034	2.0	5,986
Total	(278,104)	21,428,253	100.2	1,963,513

† Includes reinvested dividends/distributions.
†† Formerly Dreyfus Short Duration Bond Fund, Cl. Y.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

17

NOTES TO FINANCIAL STATEMENTS (continued)

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $60,525, undistributed capital gains $1,479,034 and unrealized appreciation $2,270,703.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2016 and August 31, 2015 were as follows: ordinary income $279,159 and $615,659, and long-term capital gains $745,072 and $591,121, respectively.

During the period ended August 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $32,382 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2016, the fund did not borrow under the Facilities.

18

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds’ are reflected in the underlying funds’ net asset values. Dreyfus has contractually agreed, from September 1, 2015 through January 1, 2017 to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.17% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $53,668 during the period ended August 31, 2016.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended August 31, 2016, the fund was charged $54,455 pursuant to the Shareholder Services Plan of which $3,015 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2016, the fund was charged $10,470 for transfer agency services and $857 for cash

19

NOTES TO FINANCIAL STATEMENTS (continued)

management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $296.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2016, the fund was charged $3,014 pursuant to the custody agreement.

During the period ended August 31, 2016, the fund was charged $7,974 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $4,540, custodian fees $1,676, Chief Compliance Officer fees $5,132 and transfer agency fees $2,078, which are offset against an expense reimbursement currently in effect in the amount of $1,705.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2016, amounted to $2,759,852 and $3,641,716, respectively.

At August 31, 2016, the cost of investments for federal income tax purposes was $19,157,550; accordingly, accumulated net unrealized appreciation on investments was $2,270,703, consisting of $2,747,964 gross unrealized appreciation and $477,261 gross unrealized depreciation.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Growth Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Growth Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Growth Allocation Fund at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 27, 2016

21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 96.79% of the ordinary dividends paid during the fiscal year ended August 31, 2016 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $241,369 represents the maximum amount that may be considered qualified dividend income. The fund also hereby reports $.0109 per share as a short-term capital gain distribution and $.5757 per share as a long-term capital gain distribution paid on December 31, 2015. Shareholders will receive notification in early 2017 of the percentage applicable to the preparation of their 2016 income tax returns.

22

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 136

———————

Joni Evans (74)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 24

———————

Ehud Houminer (76)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

Hans C. Mautner (78)

Board Member (1984)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1978-present)

No. of Portfolios for which Board Member Serves: 24

———————

23

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (52)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 108

———————

Burton N. Wallack (65)

Board Member (2006)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 24

———————

Benaree Pratt Wiley (70)

Board Member (1984)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 87

———————

24

INTERESTED BOARD MEMBER

Gordon J. Davis (75)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 59

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member
William Hodding Carter III, Emeritus Board Member

25

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 136 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

26

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 161 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 156 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

27

NOTES

28

NOTES

29

For More Information

Dreyfus Growth Allocation Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	SGALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6270AR0816

Dreyfus Moderate Allocation Fund

ANNUAL REPORT August 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Moderate Allocation Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Moderate Allocation Fund, covering the 12-month period from September 1, 2015 through August 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite tumultuous swings in market sentiment stemming from global economic developments, stocks and bonds generally produced strong returns over the reporting period. During the fall of 2015, investors reacted cautiously to sluggish global economic growth, plummeting commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp declines in equities in January 2016, but investor sentiment soon improved when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices rebounded. Stocks mostly rallied over the ensuing months, driving several broad measures of stock market performance to new record highs. In the bond market, aggressively accommodative monetary policies and robust investor demand for current income sent yields of high-quality sovereign bonds lower and their prices higher.

Recently we have seen evidence that investors may be shifting their focus away from macroeconomic influences and toward underlying company and industry fundamentals. This development—along with wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets—suggests that selectivity may be a more important determinant of investment success over the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
September 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from September 1, 2015 through August 31, 2016, as provided by Keith L. Stransky, CFA, Senior Portfolio Manager

Market and Fund Performance Overview

For the 12-month period ended August 31, 2016, Dreyfus Moderate Allocation Fund produced a total return of 6.06%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index, produced a total return of 12.53% for the same period. 2 The fund utilizes a customized global blended index composed of 60% MSCI World Index and 40% Bloomberg Barclays Global Aggregate Bond Index, which returned 7.76% for the same period. Previously, the fund utilized a customized blended index composed of 60% Standard & Poor’s 500® Composite Stock Price Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, which returned 10.24% for the same period.3

Stocks and bonds posted relatively strong returns over the reporting period despite global economic concerns. The fund lagged its global blended index, mainly due to underweighted exposure to more income-oriented market sectors among its underlying equity funds.

As of August 24, 2016, the fund’s benchmarks, the Barclays Global Aggregate Bond Index and the Barclays U.S. Aggregate Bond Index, were renamed the Bloomberg Barclays Global Aggregate Bond Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed-income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed-income securities, including U.S. large-, mid-, and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed-income securities.

The fund’s portfolio manager selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. The fund may invest in a variety of underlying equity and fixed-income funds identified by the portfolio manager. The underlying fund options are subject to change at any given time by the fund’s board of directors.

Stocks and Bonds Advanced Amid Global Headwinds

Stocks generally proved volatile over the final months of 2015 as investors grew more averse to risks in light of persistently sluggish growth in Europe, Japan, and other international markets. In January 2016, equity markets suffered severe declines due to disappointing economic data in China, plunging commodity prices, and worries that higher short-term interest rates from the Federal Reserve Board (the “Fed”) might weigh on the U.S. economic recovery. The markets changed direction in mid-February, as investors responded positively to relatively strong U.S. economic data and better-than-expected corporate earnings. The market rally continued through the spring when the Fed refrained from implementing additional rate hikes, commodity prices rebounded, and foreign currencies strengthened against the U.S. dollar. Although a referendum in United Kingdom to leave the European Union introduced renewed market turmoil in late June, equity markets bounced back quickly, enabling some broad measures of stock market performance to reach record highs in July and August.

Concerns about global economic conditions also influenced the bond market. Global investors flocked to traditional safe havens, sending yields of high-quality sovereign bonds lower. Demand for high-

3

DISCUSSION OF FUND PERFORMANCE (continued)

quality U.S. government securities was especially robust from global investors seeking more competitive yields than were available in overseas markets, driving yields of U.S. Treasury securities to historical lows in July.

Defensive Sectors Led Stock Market’s Advance

Although overweighted exposure to U.S. stocks helped support the fund’s relative results, investors focused mainly on traditionally defensive and higher-yielding industry groups. This development constrained relative results from most of the fund’s underlying U.S. equity investments, whose more growth-oriented holdings generally fell out of favor. Indeed, among U.S. large-cap funds, only the conservatively positioned Dreyfus U.S. Equity Fund outperformed its benchmark.

The fund’s underlying investments in international stocks generally fared well compared to international market averages. Most notably, International Stock Fund favored the materials sector and generally avoided troubled financial companies. Emerging markets equities also gained value in the spring rally, but an underweighted position in the asset class limited the fund’s participation in the advance.

Finally, the fund’s underlying fixed-income investments generally trailed market averages. Dreyfus Short Duration Bond Fund struggled with relatively heavy exposure to short-term corporate securities, and Dreyfus Emerging Markets Debt Local Currency Fund was hurt by weakness in its holdings of quasi-sovereign debt securities.

Maintaining a Cautious Posture

As of the reporting period’s end, we have maintained a generally cautious investment posture in anticipation of continued volatility in the financial markets. Economic instability in China and Europe seems likely to persist, as does the choppy U.S. economic recovery. In addition, yields of high-quality sovereign bonds already have fallen to historical lows, and yield differences have narrowed along the bond market’s credit-quality spectrum. Therefore, we recently have maintained slightly underweighted exposure to equities compared to the fund’s neutral target allocation, and we have continued to favor bonds with less sensitivity to changing interest rates.

September 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2 Source: Lipper Inc. – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

3 Source: FactSet – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed-income markets. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Moderate Allocation Fund with the Standard & Poor's 500 Composite Stock Price Index, the Customized Blended Index and the Customized Global Blended Index

Average Annual Total Returns as of 8/31/16
	Inception			From
	Date	1 Year	5 Years	Inception
Fund	10/1/09	6.06%	6.50%	6.91%
Standard & Poor's 500 Composite Stock Price Index	9/30/09	12.53%	14.67%	13.33%	†††
Customized Blended Index	9/30/09	10.24%	10.30%	9.97%	†††
Customized Global Blended Index	9/30/09	7.76%	6.27%	6.33%	†††

† Source: Lipper Inc.

†† Source: Factset

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Dreyfus Moderate Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in three different indices: (1) the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) (2) the Customized Global Blended Index (new blended index) and (3) the Customized Blended Index (previous blended index). The Customized Global Blended Index and Customized Blended Index calculated on a year-to-date basis and rebalanced monthly. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance. The Customized Global Blended Index is composed of the MSCI World Index, 60%, and the Bloomberg Barclays Global Aggregate Bond Index (“Barclays Index”), 40%. The MSCI World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The Barclays Index provides a broad-based measure of the global investment-grade fixed-income markets. Previously, the fund utilized a Customized Blended Index composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years.

Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

††† For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from March 1, 2016 to August 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2016

Expenses paid per $1,000†	$2.16
Ending value (after expenses)	$1,092.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2016

Expenses paid per $1,000†	$2.08
Ending value (after expenses)	$1,023.08

† Expenses are equal to the fund’s annualized expense ratio of .41%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

August 31, 2016

Registered Investment Companies - 100.2%	Shares		Value ($)
Domestic Equity - 46.2%
Dreyfus Appreciation Fund, Cl. Y	121,154	[a]	4,669,284
Dreyfus Disciplined Stock Fund	91,795	[a]	3,049,434
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	46,169	[a]	1,464,492
Dreyfus Research Growth Fund, Cl. Y	444,943	[a]	6,411,635
Dreyfus Smallcap Stock Index Fund, Investor Shares	60,312	[a]	1,730,341
Dreyfus Strategic Value Fund, Cl. Y	127,455	[a]	4,608,764
Dreyfus Structured Midcap Fund, Cl. Y	58,692	[a]	1,644,546
Dreyfus U.S. Equity Fund, Cl. Y	226,366	[a]	4,137,974
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	96,141	[a]	1,644,975
			29,361,445
Domestic Fixed Income - 37.1%
Dreyfus Bond Market Index Fund, BASIC Shares	354,383	[a]	3,795,440
Dreyfus High Yield Fund, Cl. I	393,510	[a]	2,435,824
Dreyfus Intermediate Term Income Fund, Cl. Y	564,860	[a]	7,783,769
Dreyfus Ultra Short Income Fund, Institutional Shares	949,293	[a]	9,549,885
			23,564,918
Foreign Equity - 11.1%
Dreyfus Emerging Markets Fund, Cl. Y	120,729	[a]	1,091,385
Dreyfus Global Real Estate Securities Fund, Cl. Y	103,560	[a]	997,282
Dreyfus International Equity Fund, Cl. Y	40,455	[a]	1,339,863
Dreyfus International Stock Index Fund, Investor Shares	79,915	[a]	1,210,711
Dreyfus/Newton International Equity Fund, Cl. Y	73,092	[a]	1,353,667
International Stock Fund, Cl. Y	66,750	[a]	1,033,281
			7,026,189
Foreign Fixed Income - 5.8%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	133,190	[a,b]	1,550,336
Dreyfus International Bond Fund, Cl. Y	133,402	[a]	2,139,768
			3,690,104
Total Investments (cost $59,175,218)	100.2%		63,642,656
Liabilities, Less Cash and Receivables	(.2%)		(124,011)
Net Assets	100.0%		63,518,645

aInvestment in affiliated mutual fund.
bNon-income producing security.

7

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	83.3
Mutual Funds: Foreign	16.9
100.2

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016

	Cost	Value
	Assets ($):
Investments in affliated issuers—See Statement of Investments	59,175,218	63,642,656
	Receivable for investment securities sold	2,500
	Prepaid expenses	13,065
		63,658,221
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 3(b)	28,284
	Cash overdraft due to Custodian	2,262
	Payable for shares of Common Stock redeemed	63,798
	Accrued expenses	45,232
		139,576
	Net Assets ($)	63,518,645
	Composition of Net Assets ($):
	Paid-in capital	55,791,943
	Accumulated undistributed investment income—net	382,830
	Accumulated net realized gain (loss) on investments	2,876,434
	Accumulated net unrealized appreciation (depreciation) on investments	4,467,438
	Net Assets ($)	63,518,645
	Shares Outstanding
	(100 million shares of $.001 par value Common Stock authorized)	3,851,910
	Net Asset Value Per Share ($)	16.49

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Year Ended August 31, 2016

Investment Income ($):
Income:
Cash dividends from affiliated issuers	1,089,749
Expenses:
Shareholder servicing costs—Note 3(b)	186,822
Professional fees	44,525
Registration fees	18,676
Prospectus and shareholders’ reports	12,212
Custodian fees—Note 3(b)	4,774
Directors’ fees and expenses—Note 3(c)	4,621
Loan commitment fees—Note 2	863
Miscellaneous	14,115
Total Expenses	286,608
Less—reduction in expenses due to undertaking—Note 3(a)	(21,971)
Less—reduction in shareholder servicing costs due to undertaking—Note 3(b)	(7,308)
Less—reduction in fees due to earnings credits—Note 3(b)	(550)
Net Expenses	256,779
Investment Income—Net	832,970
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(813,922)
Capital gain distributions from affiliated issuers	3,981,890
Net Realized Gain (Loss)	3,167,968
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	(308,817)
Net Realized and Unrealized Gain (Loss) on Investments	2,859,151
Net Increase in Net Assets Resulting from Operations	3,692,121

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2016	2015
Operations ($):
Investment income—net	832,970	1,174,259
Net realized gain (loss) on investments	3,167,968	2,784,208
Net unrealized appreciation (depreciation) on investments	(308,817)	(6,049,857)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,692,121	(2,091,390)
Dividends to Shareholders from ($):
Investment income—net	(1,000,105)	(1,524,930)
Net realized gain on investments	(2,131,729)	(1,713,924)
Total Dividends	(3,131,834)	(3,238,854)
Capital Stock Transactions ($):
Net proceeds from shares sold	2,291,275	3,601,118
Dividends reinvested	3,091,715	3,192,635
Cost of shares redeemed	(10,319,739)	(17,159,083)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(4,936,749)	(10,365,330)
Total Increase (Decrease) in Net Assets	(4,376,462)	(15,695,574)
Net Assets ($):
Beginning of Period	67,895,107	83,590,681
End of Period	63,518,645	67,895,107
Undistributed investment income—net	382,830	464,898
Capital Share Transactions (Shares):
Shares sold	142,778	210,538
Shares issued for dividends reinvested	197,680	191,405
Shares redeemed	(647,140)	(1,010,581)
Net Increase (Decrease) in Shares Outstanding	(306,682)	(608,638)

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended August 31,
	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.33	17.53	15.67	14.85	14.12
Investment Operations:
Investment income—net [a]	.21	.26	.22	.26	.18
Net realized and unrealized gain (loss) on investments	.73	(.76)	2.03	.94	.86
Total from Investment Operations	.94	(.50)	2.25	1.20	1.04
Distributions:
Dividends from investment income—net	(.25)	(.33)	(.26)	(.25)	(.22)
Dividends from net realized gain on investments	(.53)	(.37)	(.13)	(.13)	(.09)
Total Distributions	(.78)	(.70)	(.39)	(.38)	(.31)
Net asset value, end of period	16.49	16.33	17.53	15.67	14.85
Total Return (%)	6.06	(3.00)	14.45	8.16	7.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [b]	.44	.42	.43	.51	.63
Ratio of net expenses to average net assets [b]	.40	.39	.25	.29	.59
Ratio of net investment income to average net assets [b]	1.29	1.52	1.30	1.68	1.27
Portfolio Turnover Rate	9.95	10.58	17.81	31.25	28.82
Net Assets, end of period ($ x 1,000)	63,519	67,895	83,591	58,415	35,389

a Based on average shares outstanding.
b Amounts do not include the expenses of the underlying funds.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek a balance of current income and capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

13

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	63,642,656	-	-	63,642,656

† See Statement of Investments for additional detailed categorizations.

At August 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and

14

amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2016 were as follows:

Affiliated Investment	Value			Net Realized
Company	8/31/2015 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Appreciation Fund, Cl. Y	4,793,833	1,607,669	691,674	(147,097)
Dreyfus Bond Market Index Fund, BASIC Shares	4,052,876	191,746	551,027	(2,287)
Dreyfus Disciplined Stock Fund	3,093,837	419,261	412,307	(41,639)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	1,740,782	47,407	333,313	(111,743)
Dreyfus Emerging Markets Fund, Cl. Y	1,103,982	59,640	211,933	(49,254)
Dreyfus Global Real Estate Securities Fund, Cl. Y	1,146,022	110,767	375,700	36,583
Dreyfus High Yield Fund, Cl. I	2,637,176	202,296	376,663	(48,795)
Dreyfus Intermediate Term Income Fund, Cl. Y	8,460,969	442,731	1,182,973	(57,846)
Dreyfus International Bond Fund, Cl. Y	2,276,895	129,845	342,947	(36,540)
Dreyfus International Equity Fund, Cl. Y	1,552,395	46,039	213,860	(22,802)
Dreyfus International Stock Index Fund, Investor Shares	1,405,469	58,758	217,713	(16,026)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	1,605,622	292,439	227,347	(59,341)
Dreyfus Research Growth Fund, Cl. Y	6,601,289	471,151	860,256	1,617
Dreyfus Smallcap Stock Index Fund, Investor Shares	1,728,665	203,781	228,310	(17,966)
Dreyfus Strategic Value Fund, Cl. Y	4,802,986	748,176	649,287	(85,821)
Dreyfus Structured Midcap Fund, Cl. Y	1,739,133	181,507	232,163	(15,025)

15

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated Investment	Value			Net Realized
Company	8/31/2015 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Ultra Short Income Fund, Institutional Shares††	10,677,061	322,325	1,296,646	(54,713)
Dreyfus U.S. Equity Fund, Cl. Y	4,112,481	679,527	575,110	(37,782)
Dreyfus/Newton International Equity Fund, Cl. Y	1,616,437	54,821	262,026	(20,823)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	1,744,806	134,922	228,310	(20,604)
International Stock Fund, Cl. Y	1,063,904	37,298	163,766	(6,018)
TOTAL	67,956,620	6,442,106	9,633,331	(813,922)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 8/31/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Appreciation Fund, Cl. Y	(893,447)	4,669,284	7.4	1,508,981
Dreyfus Bond Market Index Fund, BASIC Shares	104,132	3,795,440	6.0	113,373
Dreyfus Disciplined Stock Fund	(9,718)	3,049,434	4.8	360,618
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	207,203	1,550,336	2.4	-
Dreyfus Emerging Markets Fund, Cl. Y	188,950	1,091,385	1.7	29,496
Dreyfus Global Real Estate Securities Fund, Cl. Y	79,610	997,282	1.6	57,331
Dreyfus High Yield Fund, Cl. I	21,810	2,435,824	3.8	148,722
Dreyfus Intermediate Term Income Fund, Cl. Y	120,888	7,783,769	12.3	274,476
Dreyfus International Bond Fund, Cl. Y	112,515	2,139,768	3.4	81,067
Dreyfus International Equity Fund, Cl. Y	(21,909)	1,339,863	2.1	15,622

16

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 8/31/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus International Stock Index Fund, Investor Shares	(19,777)	1,210,711	1.9	27,793
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	(146,881)	1,464,492	2.3	260,103
Dreyfus Research Growth Fund, Cl. Y	197,834	6,411,635	10.1	348,796
Dreyfus Smallcap Stock Index Fund, Investor Shares	44,171	1,730,341	2.7	171,309
Dreyfus Strategic Value Fund, Cl. Y	(207,290)	4,608,764	7.2	655,828
Dreyfus Structured Midcap Fund, Cl. Y	(28,906)	1,644,546	2.6	148,486
Dreyfus Ultra Short Income Fund, Institutional Shares††	(98,142)	9,549,885	15.0	137,902
Dreyfus U.S. Equity Fund, Cl. Y	(41,142)	4,137,974	6.5	597,728
Dreyfus/Newton International Equity Fund, Cl. Y	(34,742)	1,353,667	2.2	17,553
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	14,161	1,644,975	2.6	102,450
International Stock Fund, Cl. Y	101,863	1,033,281	1.6	14,005
TOTAL	(308,817)	63,642,656	100.2	5,071,639

† Includes reinvested dividends/distributions.

†† Formerly Dreyfus Short Duration Bond Fund, Cl. Y.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

17

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $382,830, undistributed capital gains $3,424,452 and unrealized appreciation $3,919,420.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2016 and August 31, 2015 were as follows: ordinary income $1,006,560 and $1,864,472, and long-term capital gains $2,125,274 and $1,374,382, respectively.

During the period ended August 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $85,067 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the

18

fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values. Dreyfus has contractually agreed, from September 1, 2015 through January 1, 2017 to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $21,971 during the period ended August 31, 2016.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended August 31, 2016, the fund was charged $161,272 pursuant to the Shareholder Services Plan of which $7,308 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of

19

NOTES TO FINANCIAL STATEMENTS (continued)

transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2016, the fund was charged $20,447 for transfer agency services and $1,593 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $550.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2016, the fund was charged $4,774 pursuant to the custody agreement.

During the period ended August 31, 2016, the fund was charged $7,974 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $13,543, custodian fees $5,564, Chief Compliance Officer fees $5,132 and transfer agency fees $4,045.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2016, amounted to $6,442,106 and $9,633,331, respectively.

At August 31, 2016, the cost of investments for federal income tax purposes was $59,723,236; accordingly, accumulated net unrealized apreciation on investments was $3,919,420, consisting of $5,725,708 gross unrealized appreciation and $1,806,288 gross unrealized depreciation.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Moderate Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Moderate Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Moderate Allocation Fund at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 27, 2016

21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 96.62% of the ordinary dividends paid during the fiscal year ended August 31, 2016 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $891,828 represents the maximum amount that may be considered qualified dividend income. The fund also hereby reports $.0016 per share as a short-term capital gain distribution and $.5268 per share as a long-term capital gain distribution paid on December 31, 2015. Shareholders will receive notification in early 2017 of the percentage applicable to the preparation of their 2016 income tax returns.

22

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 136

———————

Joni Evans (74)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 24

———————

Ehud Houminer (76)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

Hans C. Mautner (78)

Board Member (1984)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1978-present)

No. of Portfolios for which Board Member Serves: 24

———————

23

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (52)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 108

———————

Burton N. Wallack (65)

Board Member (2006)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 24

———————

Benaree Pratt Wiley (70)

Board Member (1984)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 87

———————

24

INTERESTED BOARD MEMBER

Gordon J. Davis (75)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 59

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member
William Hodding Carter III, Emeritus Board Member

25

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 136 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

26

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 161 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 156 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

27

NOTES

28

NOTES

29

For More Information

Dreyfus Moderate Allocation Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	SMDAX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6269AR0816

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $99,093 in 2015 and $101,568 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,819 in 2015 and $19,290 in 2016.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $11,120 in 2015 and $11,435 in 2016.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,327 in 2015 and $563 in 2016.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $21,000,680 in 2015 and $20,260,418 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 28, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 28, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)